Fair Value Measurements - Changes in Level 3 derivative liabilities (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Purchases, issuances, sales, and settlements:
Realized losses (gains) on the derivative liabilities	$ (536)	$ 366
Warrant and Derivative Liability
Fair Value Measurements
Balance at begining	6,657	6,816
Purchases, issuances, sales, and settlements:
Derivative - conversion feature embedded in convertible debt (Note 17)	(393)	393
Warrants exercised	(104)	(918)
Unrealized (gains) losses included in earnings related to investments still held as of reporting date	(536)	366
Balance at ending	$ 5,624	$ 6,657